8. Capital Stock (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Equity [Abstract]
Summary of warrants outstanding
Expiry Date	Number of Warrants	Grant Date Average Exercise Price	Weighted Average Exercise Equity	Grant Date Fair Value Equity	Fair Value at September 30, 2015 of Vested Warrents - Liability
June 6, 2016	300,383	300,383	$2.24 *	$170,908	$-
June 7, 2016	5,000	5,000	$1.12	3,180	-
June 6, 2017	22,500	22,500	$1.12	16,110	-
April 1, 2017	587,500	262,500	USD $0.04	-	340,462
			$(0.054)
October 22, 2016	3,350	3,350	USD $1.50	-	1,990
			$(2.01)
November 30, 2016	8,850	8,850	USD $2.00	-	6,213
			$(2.68)

	927,583	$602,583	0.83	$190,198	$348,665

As at March 31, 2015, the following warrants were outstanding:

Expiry Date	Number of Warrants	Number of Warrants Exercisable	Weighted Average Exercise Price	Grant Date Fair Value Equity	Fair Value at March 31, 2015 of Vested Warrants - Liability
June 6, 2016	300,383	300,383	$1.68 *	$170,908	$-
June 7, 2016	5,000	5,000	$1.12	3,180	-
June 6, 2017	22,500	22,500	$1.12	16,110	-
April 1, 2017	600,000	275,000	USD $0.04	-	356,675
			$(0.051)
October 22, 2016	3,350	3,350	USD $1.50	-	1,990
			$(1.90)
November 30, 2016	8,850	8,850	USD $2.00	-	6,213
			$(2.54)
	940,083	615,083	$0.63	$190,198	$364,878

*Exercisable at $1.68 during the first year and at $2.24 during the second year.

Schedule of option activity
	Number of Options Granted	Weighted Average Exercise Price
Balance, March 31, 2015	505,000	$1.73
Granted	-	-
Balance, September 30, 2015	505,000	$1.73

The activities in options outstanding are as noted below:

	Number of Options Granted	Weighted Average Exercise Price
Balance, March 31, 2013 and 2014	-	-
Granted	505,000	1.73
Balance, March 31, 2015	505,000	$1.73

Schedule of stock options outstanding and exercisable
Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life (Years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$1.73	505,000	4.2	291,667	$1.73	4.2

The following table presents information relating to stock options outstanding and exercisable at March 31, 2015.

Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life (Years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$1.73	505,000	4.70	195,000	$1.73	4.70